Share-based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Compensation	Share-based Compensation
Provisions governing the Company's share-based compensation awards are included in the A.M. Castle & Co. 2017 Management Incentive Plan (the “MIP”), which became effective on August 31, 2017. The Board of Directors (the "Board") or a committee thereof (either, in such capacity, the “Administrator”) administers the MIP. The Administrator has broad authority under the MIP, among other things, to: (i) select participants; (ii) determine the terms and conditions, not inconsistent with the MIP, of any award granted under the MIP; (iii) determine the number of shares of the Company’s common stock to be covered by each award granted under the MIP; and (iv) determine the fair market value of awards granted under the MIP.
Persons eligible to receive awards under the MIP include officers, directors and employees of the Company and its subsidiaries. The types of awards that may be granted under the MIP include Second Lien Notes, stock options, stock appreciation rights, restricted stock, restricted stock units, performance units, performance shares and other forms of cash or share-based awards.
The maximum number of shares of the Company’s common stock that may be issued or transferred pursuant to awards under the MIP (including shares initially convertible as a result of conversion of Second Lien Notes issued pursuant to the MIP) is 3,952, which number may be increased with the approval of the Company’s shareholders. If any outstanding award granted under the MIP expires or is terminated or canceled without having been exercised or settled in full, or if shares of the Company's common stock acquired pursuant to an award subject to forfeiture are forfeited, the shares of the Company’s common stock allocable to the terminated portion of such award or such forfeited shares will revert to the MIP and will be available for grant under the MIP as determined by the Administrator, subject to certain restrictions.
As is customary in management incentive plans of this nature, in the event of any change in the outstanding shares of the Company’s common stock by reason of a stock split, stock dividend or other non-recurring dividends or distributions, recapitalization, merger, consolidation, spin-off, combination, repurchase or exchange of stock, reorganization, liquidation, dissolution or other similar corporate transaction, an equitable adjustment will be made in order to prevent dilution or enlargement of the benefits or potential benefits intended to be made available under the MIP. Such adjustment may include an adjustment to the maximum number and kind of shares of stock or other securities or other equity interests as to which awards may be granted under the MIP, the number and kind of shares of stock or other securities or other equity interests subject to outstanding awards and the exercise price thereof, if applicable.
Restricted Shares
The Board has issued restricted shares of the Company's common stock ("Restricted Shares") and restricted Second Lien Notes (the "Restricted Notes") to certain officers of the Company, as well as Restricted Shares to certain members of the Board. The aggregate principal amount of Restricted Notes outstanding as of December 31, 2019 was $2,300. The Restricted Notes outstanding were convertible into an additional 610 shares of the Company's common stock as of December 31, 2019.
The Restricted Shares and Restricted Notes granted to certain officers of the Company on September 1, 2017 cliff vest three years from the date of grant, subject to the conditions set forth in the MIP.
The Restricted Shares granted to certain members of the Board on April 25, 2018 cliff vested one year from the date of grant, subject to the conditions set forth in the MIP. The grant date fair value of the Restricted Shares was based on the market price of the Company's common stock on the date of grant.
The following table summarizes the activity relating to the Company's Restricted Shares for the year ended December 31, 2019:

	Number of Shares	Weighted-Average Grant Date Fair Value
Beginning Balance	1,803	$3.19
Granted	15	1.77
Forfeited	(168)	3.14
Vested	(221)	3.52
Ending Balance	1,429	3.13
Expected to vest after December 31, 2019	1,429	3.13
Performance Share Units
The Board has granted performance share unit awards ("PSUs") under the MIP to non-executive senior level managers and other select personnel. The PSUs contain a performance-based condition tied to the enterprise value of the Company. Each PSU that vests entitles the participant to receive, at the discretion of the Company's Board, either one share of the Company's common stock or cash equal to the fair market value of one share of the Company's common stock. Vesting occurs upon achievement of a defined enterprise value of the Company, with 50% vesting upon achievement of the defined enterprise value between the performance period September 30, 2020 and September 30, 2022, and the remaining 50% vesting upon the achievement of the defined enterprise value as a result of a specified transaction, as defined in the PSU agreement, on or before September 30, 2022.
As of December 31, 2019, there were 791 PSUs outstanding.
Share-Based Compensation Expense
As of December 31, 2019, the unrecognized share-based compensation expense related to unvested Restricted Shares was $585 and the remaining unrecognized compensation cost is expected to be recognized over a weighted-average period of approximately 0.8 years. As discussed in Note 1 - Basis of Presentation and Significant Accounting Policies, the Company has elected to account for forfeitures as they occur.
As of December 31, 2019, the unrecognized compensation expense related to the Restricted Notes was $214 and is expected to be recognized over a weighted-average period of approximately 0.7 years. The Company is recognizing this expense on a straight-line basis over the three-year vesting period using the fair value of the Restricted Notes at the issue date.
Compensation expense recognized related to the PSUs is based on management’s expectation of future performance compared to the pre-established performance goals. If the performance goals are not expected to be met, no compensation expense is recognized and any previously recognized compensation expense is reversed. As of December 31, 2019, no compensation expense was recognized for these awards to date as the threshold for expense recognition for the performance-based condition had not been met.
Total share-based compensation expense was $2,862 for the year ended December 31, 2019 and $2,784 for the year ended December 31, 2018.